Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses and Other Current Assets
Prepaid expenses	$ 2,500	$ 41	$ 360
Vendor deposits	554	267	223
Prepaid insurance	332	144	169
Others	78	76	96
Total prepaid and other current assets	$ 3,464	$ 528	$ 848